As filed with the Securities and Exchange Commission on November 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 97.08%	Value
	Aerospace and Defense - 2.08%
17,310	United Technologies Corp.	$1,827,936
	Air Freight and Logistics - 2.36%
12,900	FedEx Corp.	2,082,705
	Automobiles - 1.62%
96,385	Ford Motor Co.	1,425,534
	Banks - 7.58%
38,455	First Republic Bank	1,898,908
40,200	JPMorgan Chase & Co.	2,421,648
45,490	Wells Fargo & Co.	2,359,566
		6,680,122
	Beverages - 2.04%
19,320	PepsiCo, Inc.	1,798,499
	Biotechnology - 4.05%
10,565	Amgen, Inc.	1,483,960
19,570	Gilead Sciences, Inc. (a)	2,083,226
		3,567,186
	Capital Markets - 5.03%
60,975	Morgan Stanley	2,107,906
31,615	State Street Corp.	2,327,180
		4,435,086
	Chemicals - 3.94%
26,650	E.I. du pont de Nemours & Co.	1,912,404
12,055	Praxair, Inc.	1,555,095
		3,467,499
	Communications Equipment - 4.94%
68,180	Cisco Systems, Inc.	1,716,091
23,745	QUALCOMM, Inc.	1,775,414
22,985	Ubiquiti Networks, Inc. (a)	862,627
		4,354,132
	Diversified Telecommunication Services - 2.29%
48,475	tw telecom, Inc. (a)	2,017,045
	Electrical Equipment - 2.03%
28,240	Eaton Corp PLC (b)	1,789,569
	Energy Equipment and Services - 1.78%
24,045	Baker Hughes, Inc.	1,564,368
	Food Products - 1.82%
31,705	General Mills, Inc.	1,599,517
	Health Care Equipment and Supplies - 1.88%
14,555	Becton, Dickinson & Co.	1,656,505
	Health Care Providers and Services - 3.69%
26,532	Express Scripts Holding Co. (a)	1,873,955
13,515	Laboratory Corporation of America Holdings (a)	1,375,151
		3,249,106
	Hotels, Restaurants and Leisure - 1.31%
8,575	Buffalo Wild Wings, Inc. (a)	1,151,365
	Household Durables - 1.62%
69,580	D.R. Horton, Inc.	1,427,782
	Household Products - 3.24%
18,455	Church & Dwight Co., Inc.	1,294,803
12,680	Energizer Holdings, Inc.	1,562,303
		2,857,106
	Industrial Conglomerates - 4.69%
13,505	3M Co.	1,913,388
86,520	General Electric Co.	2,216,642
		4,130,030
	Insurance - 2.24%
37,690	Principal Financial Group, Inc.	1,977,594
	Internet and Catalog Retail - 0.98%
30,210	Blue Nile, Inc. (a)	862,495
	Internet Software and Services - 2.90%
2,190	Google, Inc. - Class A (a)	1,288,618
2,190	Google, Inc. - Class C (a)	1,264,418
		2,553,036
	Life Sciences Tools and Services - 1.71%
15,210	Waters Corp. (a)	1,507,615
	Machinery - 1.89%
29,300	PACCAR, Inc.	1,666,437
	Media - 5.39%
93,045	Interpublic Group of Cos., Inc.	1,704,584
9,155	Time Warner Cable, Inc.	1,313,651
50,530	Twenty-First Century Fox, Inc. - Class A	1,732,674
		4,750,909
	Multi-Utilities - 1.51%
12,655	Sempra Energy	1,333,584
	Oil, Gas and Consumable Fuels - 7.42%
14,674	Chevron Corp.	1,750,902
25,600	Devon Energy Corp.	1,745,408
19,395	Exxon Mobil Corp.	1,824,100
32,430	Marathon Oil Corp.	1,219,044
		6,539,454
	Real Estate Investment Trusts (REITs) - 3.07%
68,595	Redwood Trust, Inc.	1,137,305
71,475	Starwood Property Trust, Inc.	1,569,591
		2,706,896
	Semiconductors and Semiconductor Equipment - 1.03%
129,785	Applied Micro Circuits Corp. (a)	908,495
	Software - 6.38%
70,850	Fortinet, Inc. (a)	1,790,025
59,050	Informatica Corp. (a)	2,021,872
20,600	Intuit	1,805,590
		5,617,487
	Specialty Retail - 1.75%
35,100	Dicks Sporting Goods, Inc.	1,540,188
	Technology Hardware, Storage and Peripherals - 2.82%
24,701	Apple, Inc.	2,488,626

	TOTAL COMMON STOCKS (Cost $62,461,517)	85,533,908

	SHORT-TERM INVESTMENTS - 3.52%
3,103,007	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	3,103,007
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,103,007)	3,103,007

	Total Investments in Securities (Cost $65,564,524) - 100.60%	88,636,915
	Liabilities in Excess of Other Assets - (0.60)%	(533,184)
	NET ASSETS - 100.00%	$88,103,731

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Small/Mid Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 90.75%	Value
	Aerospace and Defense - 2.60%
1,295	DigitalGlobe, Inc. (a)	$36,907
	Banks - 2.25%
285	SVB Finanical Group (a)	31,946
	Capital Markets - 5.80%
840	LPL Financial Holdings, Inc.	38,682
845	Waddell & Reed Financial, Inc.	43,678
		82,360
	Chemicals - 4.45%
570	Airgas, Inc	63,070
	Commercial Services and Supplies - 2.22%
1,405	Ritchie Bros. Auctioneers, Inc. (b)	31,458
	Construction and Engineering - 2.36%
685	Jacobs Engineering Group, Inc. (a)	33,442
	Consumer Finance - 7.61%
940	First Cash Financial Services, Inc. (a)	52,621
2,620	Green Dot Corp. (a)	55,387
		108,008
	Electronic Equipment Instruments and Components - 2.04%
925	FLIR Systems, Inc.	28,990
	Energy Equipment and Services - 3.67%
1,585	Superior Energy Services, Inc.	52,099
	Health Care Equipment and Supplies - 6.24%
2,260	Masimo Corp. (a)	48,093
750	STERIS Corp.	40,470
		88,563
	Health Care Technology - 1.39%
150	athenahealth, Inc. (a)	19,753
	Hotels, Restaurants and Leisure - 5.65%
2,225	Multimedia Games Holding Co., Inc. (a)	80,122
	Household Durables - 2.11%
985	iRobot Corp. (a)	29,993
	Internet and Catalog Retail - 2.72%
1,350	Blue Nile, Inc. (a)	38,542
	Internet Software and Services - 6.33%
4,470	Dice Holdings, Inc. (a)	37,459
650	SPS Commerce, Inc. (a)	34,547
260	Yelp, Inc. (a)	17,745
		89,751
	IT Services - 1.61%
92	Alliance Data Systems Corp. (a)	22,841
	Machinery - 3.96%
1,180	Woodward, Inc.	56,192
	Media - 2.79%
1,439	Imax Corp. (a)(b)	39,515
	Oil, Gas and Consumable Fuels - 3.50%
640	Whiting Petroleum Corp. (a)	49,632
	Pharmaceuticals - 2.22%
2,570	Horizon Pharma PLC (a)(b)	31,560
	Real Estate Investment Trusts (REITs) - 4.49%
930	Camden Property Trust	63,733
	Semiconductors and Semiconductor Equipment - 4.37%
320	NVE Corp. (a)	20,653
3,580	RF Micro Devices, Inc. (a)	41,313
		61,966
	Software - 5.85%
1,625	Fortinet, Inc. (a)	41,056
2,710	RealPage, Inc. (a)	42,005
		83,061
	Specialty Retail - 4.52%
3,065	Select Comfort Corp. (a)	64,120

	TOTAL COMMON STOCKS (Cost $1,128,082)	1,287,624

	Total Investments in Securities (Cost $1,128,082) - 90.75%	1,287,624
	Other Assets in Excess of Liabilities - 9.25%	131,315
	NET ASSETS - 100.00%	$1,418,939

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2014:

Davidson Multi-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,158,273	$-	$-	$11,158,273
Consumer Staples	6,255,122	-	-	6,255,122
Energy	8,103,822	-	-	8,103,822
Financials	15,799,698	-	-	15,799,698
Health Care	9,980,412	-	-	9,980,412
Industrials	11,496,677	-	-	11,496,677
Information Technology	15,921,776	-	-	15,921,776
Materials	3,467,499	-	-	3,467,499
Telecommunication Services	2,017,045	-	-	2,017,045
Utilities	1,333,584	-	-	1,333,584
Total Common Stocks	85,533,908	-	-	85,533,908
Short-Term Investments	3,103,007	-	-	3,103,007
Total Investments in Securities	$88,636,915	$-	$-	$88,636,915

Davidson Small/Mid Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$252,292	$-	$-	$252,292
Energy	101,731	-	-	101,731
Financials	286,047	-	-	286,047
Health Care	139,876	-	-	139,876
Industrials	157,999	-	-	157,999
Information Technology	286,609	-	-	286,609
Materials	63,070	-	-	63,070
Total Common Stocks	1,287,624	-	-	1,287,624
Total Investments in Securities	$1,287,624	$-	$-	$1,287,624

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended September 30, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Davidson Multi-Cap Equity Fund

Cost of investments	$65,596,772

Gross unrealized appreciation	$24,657,367
Gross unrealized depreciation	(1,617,224)
Net unrealized appreciation	$23,040,143

Davidson Small/Mid Equity Fund

Cost of investments	$1,143,734

Gross unrealized appreciation	$242,736
Gross unrealized depreciation	(98,846)
Net unrealized appreciation	$143,890

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
             Douglas G. Hess, President

Date 11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 11/25/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 11/25/2014

* Print the name and title of each signing officer under his or her signature.